Fair Value Measurements	12 Months Ended
Mar. 31, 2017
Fair Value Measurements

17.    Fair Value Measurements:

The inputs to valuation techniques used to measure fair value are required to be categorized by fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1—Quoted prices for identical assets or liabilities in active markets

Level 2—Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data

Level 3—Unobservable inputs

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2016 and 2017 are as follows:

	2016
	Fair value measurements using
	Total	Level 1	Level 2	Level 3
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥197,613	¥197,613	¥—	¥—
Foreign equity securities	131,817	131,817	—	—
Domestic debt securities	49,478	218	49,087	173
Foreign debt securities	37,499	10	37,489	—
Derivatives:
Forward exchange contracts	2,578	—	2,578	—
Interest rate swap agreements	107	—	107	—
Currency swap agreements	61,703	—	61,703	—

Liabilities
Derivatives:
Forward exchange contracts	12,148	—	12,148	—
Interest rate swap agreements	6,110	—	6,110	—
Currency swap agreements	13,838	—	13,838	—
Currency option agreements	¥2,414	¥—	¥2,414	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2017
	Fair value measurements using
	Total	Level 1	Level 2	Level 3
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥198,482	¥198,482	¥—	¥—
Foreign equity securities	135,912	135,912	—	—
Domestic debt securities	59,138	214	58,759	165
Foreign debt securities	38,360	9	38,118	233
Derivatives:
Forward exchange contracts	1,137	—	1,137	—
Interest rate swap agreements	289	—	289	—
Currency swap agreements	71,930	—	71,930	—

Liabilities
Derivatives:
Forward exchange contracts	1,032	—	1,032	—
Interest rate swap agreements	3,938	—	3,938	—
Currency swap agreements	12,555	—	12,555	—
Currency option agreements	¥1,336	¥—	¥1,336	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

Available-for-sale securities—

Available-for-sale securities comprise marketable equity securities and debt securities. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. In cases in which fair value is measured by inputs derived from unobservable data, it is classified as Level 3.

Derivatives—

Derivatives comprise forward exchange contracts, interest rate swap agreements, currency swap agreements and currency option agreements. Fair value of derivatives is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016
	Fair value measurements using
	Total	Level 1	Level 2	Level 3	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥8,398	—	—	¥8,398	¥810
Cost method investments	2,416	—	—	2,416	4,429
Goodwill	13,438	—	—	13,438	4,719
Long-lived assets and other intangible assets	15,590	—	—	15,590	28,002

	2017
	Fair value measurements using
	Total	Level 1	Level 2	Level 3	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥7,338	—	—	¥7,338	¥1,129
Investments in affiliated companies	30,078	1,703	—	28,375	23,920
Cost method investments	1,289	—	—	1,289	3,523
Goodwill	227,871	—	—	227,871	53,294
Long-lived assets and other intangible assets	13,750	—	—	13,750	20,558

Real estate—

If a decline in value or an increase in estimated costs of completion of real estate held for resale included in inventories causes inventory cost to be unrecoverable, the real estate is written down to its fair value. In measuring the fair value of such inventories, fair value is measured by using various evaluation models based on inputs that are unobservable in the market, such as a salable price based on a real-estate appraisal, which is classified as Level 3.

Real estate in the table above includes that transferred from inventories to property, plant and equipment as a result of a change in use or sold to others after measuring fair value.

Investments in affiliated companies—

The fair value of investments in affiliated companies that are impaired as a result of an other than temporary decline in value are measured at fair value mainly based on the discounted cash flow method using unobservable inputs, resulting in a classification of such investments as Level 3 investments. The discount rates for the fiscal year ended March 31, 2017 used for the weighted average cost of capital amounted to 7.9%.

Cost method investments—

If a decline in value of cost method investments is evaluated as other than temporary, the investment is written down to its fair value. In measuring the fair value of such investments, the fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified as Level 3.

Goodwill—

The fair value of the reporting units is determined by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projections, which are classified as Level 3. For the fiscal year ended March 31, 2017, the weighted average cost of capital and the permanent growth rate amounted to 10.0% and 2.3%, respectively. Goodwill impairment losses are recorded in the long distance and international communications business segment.

Long-lived assets and other intangible assets—

If the carrying amount of a long-lived asset or other intangible asset is evaluated to be unrecoverable, the long-lived asset or other intangible asset is written down to its fair value. Fair value is principally measured using the discounted cash flow method or appraisal by third parties, which is classified as level 3.